Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2019 (Unaudited)

Number of Shares		Value
COMMON STOCKS 96.5%
	Australia 8.2%
1,043,786	APA Group	$8,073,615
594,435	Atlas Arteria Ltd.	3,129,471
3,185,243	AusNet Services	3,902,035
1,671,097	Spark Infrastructure Group	2,436,281
2,126,845	Sydney Airport	11,527,188
1,595,023	Transurban Group	15,814,690
		44,883,280
	Canada 13.7%
176,392	Canadian Utilities Ltd. - Class A	5,199,161
209,838	Emera, Inc.	9,211,743
479,274	Enbridge, Inc.	16,821,709
387,676	Fortis, Inc.	16,389,578
527,184	Hydro One Ltd.	9,745,055
314,336	TC Energy Corp.	16,276,144
41,606	Valener, Inc.	816,198
		74,459,588
	Chile 0.6%
5,861,446	Aguas Andinas SA - Class A	3,205,849

	France 4.4%
90,084	Aeroports de Paris	16,024,185
517,852	Getlink SE	7,777,911
		23,802,096
	Germany 1.3%
82,087	Fraport AG Frankfurt Airport Services Worldwide	6,962,637

	Hong Kong 2.4%
1,954,573	Power Assets Holdings Ltd.	13,129,907

	Italy 7.0%
526,837	Enav SpA	2,974,501
706,043	Italgas SpA	4,557,301
3,069,407	Snam SpA	15,503,103
208,101	Societa Iniziative Autostradali e Servizi SpA	3,631,396
1,778,116	Terna Rete Elettrica Nazionale SpA	11,422,952
		38,089,253
	Mexico 1.7%
304,357	Grupo Aeroportuario del Centro Norte SAB de CV	1,811,120
412,061	Grupo Aeroportuario del Pacifico SAB de CV - Class B	3,976,950
241,540	Grupo Aeroportuario del Sureste SAB de CV - Class B	3,682,708
		9,470,778
	Netherlands 1.1%
112,939	Koninklijke Vopak NV	5,805,316

	New Zealand 1.4%
1,071,840	Auckland International Airport Ltd.	6,141,367
781,694	Vector Ltd.	1,762,193
		7,903,560
	Portugal 0.3%
582,143	REN - Redes Energeticas Nacionais SGPS SA	1,624,343

	Spain 7.8%
88,038	Aena SME SA	16,120,836
262,503	Cellnex Telecom SA	10,843,803
225,085	Enagas SA	5,215,764
498,032	Red Electrica Corp SA	10,115,673
		42,296,076
	Switzerland 0.9%
26,789	Flughafen Zuerich AG	4,960,280

	United Kingdom 5.9%
1,535,192	National Grid PLC	16,646,615
384,035	Pennon Group PLC	3,904,992
210,759	Severn Trent PLC	5,610,324
598,571	United Utilities Group PLC	6,077,632
		32,239,563
	United States 39.8%
16,524	ALLETE, Inc.	1,444,363
71,191	Alliant Energy Corp.	3,839,331
81,465	Ameren Corp.	6,521,273
113,110	American Electric Power Co., Inc.	10,597,276
11,735	American States Water Co.	1,054,507
45,201	American Tower Corp.	9,995,297
56,060	American Water Works Co., Inc.	6,964,334
73,046	Aqua America, Inc.	3,274,652
38,655	Atmos Energy Corp.	4,402,418
95,870	Avangrid, Inc.	5,009,207
16,996	Avista Corp.	823,286
18,255	Black Hills Corp.	1,400,706
15,472	California Water Service Group	818,933
86,165	CMS Energy Corp.	5,510,252
102,296	Consolidated Edison, Inc.	9,663,903
71,358	Crown Castle International Corp.	9,919,476
138,205	Dominion Energy Corp.	11,200,133
57,200	DTE Energy Co.	7,605,312
112,276	Duke Energy Corp.	10,762,777
10,450	El Paso Electric Co.	700,986
62,964	Entergy Corp.	7,389,455
71,699	Evergy, Inc.	4,772,285
99,394	Eversource Energy	8,495,205
162,620	FirstEnergy Corp.	7,843,163
15,009	IDACORP, Inc.	1,691,064
10,756	MGE Energy, Inc.	859,082
121,489	NiSource, Inc.	3,634,951
8,491	Northwest Natural Holding Company	605,748
14,597	NorthWestern Corp.	1,095,505
16,177	ONE Gas, Inc.	1,554,771
35,608	Pinnacle West Capital Corp.	3,456,469
23,706	PNM Resources, Inc.	1,234,608
28,293	Portland General Electric Co.	1,594,876
221,194	PPL Corp.	6,965,399
35,099	SBA Communications Corp.	8,464,124
72,814	Sempra Energy	10,748,075
8,232	SJW Group	562,163
28,661	South Jersey Industries, Inc.	943,234
15,284	Southwest Gas Holdings, Inc.	1,391,455
15,332	Spire, Inc.	1,337,564
179,193	The Southern Co.	11,068,752
97,886	WEC Energy Group, Inc.	9,308,959
159,819	Xcel Energy, Inc.	10,370,655
		216,895,984
	Total Common Stocks
	(Cost $428,898,222)	525,728,510

CLOSED-END FUNDS 1.0%
	United Kingdom 1.0%
1,562,140	HICL Infrastructure Co. Ltd	3,192,235
1,194,893	International Public Partnerships Ltd.	2,259,588

	Total Closed-End Funds
	(Cost $5,668,953)	5,451,823

SHORT-TERM INVESTMENTS 2.1%
	Bank Deposit Account 2.1%
11,263,688	U.S. Bank Money Market Deposit Account	11,263,688
	Total Short-Term Investments
	(Cost $11,263,688)	11,263,688

	Total Investments 99.6%
	(Cost $445,830,863)	542,444,021

	Other Assets in Excess of Liabilities 0.4%	2,247,068

	TOTAL NET ASSETS 100.0%	$544,691,089

(a) Non-Income Producing.

Investment Valuation - Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price.  Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value ("NAV"). Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time the Fund's NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a threshold established by the Board of Directors (the “Board”) and provided the fair value prices exceed a pre-established confidence level. The Fund will also value foreign securities at fair value using fair valuation procedures approved by the Board in the case of other significant events relating to a particular foreign issuer or market.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontier MFG Core Infrastructure Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser or subadviser pursuant to guidelines established by the Board. The Board has appointed a Valuation Committee to assist the Board in its oversight of the Fund’s valuation procedures.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Fund's securities as of September 30, 2019:

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$525,728,510	$-	$-	$525,728,510
Closed-End Funds	5,451,823	-	-	5,451,823
Total Equity	531,180,333	-	-	531,180,333
Short-Term Investments	11,263,688	-	-	11,263,688
Total Investments in Securities	$542,444,021	$-	$-	$542,444,021
(a)  See the Fund's Schedule of Investments for sector or country classifications.

Tax Disclosure - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Fund did not incur any interest or penalties. The Fund has reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund does not have examinations in progress.